Long-Term Investments - Schedule of Other Income Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Gross unrealized gain (upward adjustment)			¥ 17,298
Gross unrealized losses (downward adjustments including impairment)	¥ (39,181)	$ (6,005)
Net unrealized gains/losses on equity investments held	(39,181)	(6,005)	17,298
Net realized gains on equity investments sold			6,778
Total net gains/losses recognized in other income, net	¥ (39,181)	$ (6,005)	¥ 24,076